Schedule of Investments
November 30, 2024 (unaudited)
Archer Income Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Corporate Bonds - 51.12% (5)

Air Transportation, Scheduled - 0.67%
Southwest Airlines Co., 5.250%, due 5/04/25	150,000	150,023

Aircraft - 0.66%
Boeing Co., 2.600%, due 10/30/25	150,000	147,076

Asset Management - 1.14%
Ares Capital Corp., 5.875%, 03/01/29	250,000	253,820

Banks & Financial Institutions - 5.83%
Federal Farm Credit Bank, 4.940%, 10/08/2031	250,000	248,732
Federal Farm Credit Bank, 5.570, 08/26/2033	500,000	499,848
Federal Home Loan Bank, 5.555%, 2/15/2033	550,000	550,211

		1,298,791

Commercial Banks - 1.57%
Bank of Montreal MTN, 5.650%, 7/12/2029	250,000	250,019
Bank Of Montreal, 6.100%, 08/29/28	100,000	100,000

		350,019

Dental Equipment & Supplies - 0.60%
Dentsply Sirona, Inc., 3.250%, to 06/01/2030	150,000	134,487

Financial Services - 2.23%
Ford Motor Credit Co. LLC., 6.800%, 08/20/2025	350,000	350,568
General Motors Financial Co., Inc. Series C, 5.70%, to 09/30/2030	150,000	146,113

		496,682

General Building Contractors - Residential Buildings - 0.45%
Lennar Corp., 4.750%, due 11/29/27	100,000	100,348

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 2.02%
Masco Corp., 7.750%, 08/01/29	400,000	449,407

Investment Advice - 0.89%
Affiliated Managers Group, Inc., 3.500%, due 8/01/25	200,000	198,121

Motor Vehicles & Passenger Car Bodies - 0.67%
Toyota Motor Corp. LLC., 5.250%, 02/22/2027	150,000	149,700

National Commercial Banks - 1.53%
Banc of California, Inc., 5.250%, due 04/15/25	200,000	198,430
Bank Of America Corp., 5.100%, 9/16/2036	250,000	246,208
Bank Of America Corp., 6.550%, 10/20/2033	200,000	202,589
CenterState Bank Corp., 5.750%, to 06/01/25	10,000	9,863
JPMorgan Chase & Co. Series B, 5.330, due 02/01/2027 (3-month US Libor + .50%)	150,000	148,104
JPMorgan Chase & Co. Series CC, 8.082%, 02/01/2025	150,000	151,016
Mellon Capital IV Series 1, 6.224%, to 12/20/24	200,000	175,380
Truist Financial Corp. Series M, 5.125%, to 12/15/2027	100,000	97,646
Truist Financial Corp. Series Q Perpetual, 5.10%, 03/01/2030	75,000	72,127
TTCU Federal Credit Union, 5.000%, 07/26/27	150,000	153,263
UMB Financial Corp., 3.700%, 9/17/2030	250,000	242,500
US Bancorp, 3.70%, 01/15/2027	200,000	189,764
Wells Fargo & Company, 5.200%, 8/16/2034	350,000	342,066

		2,228,955

Natural Gas Distribution - 0.22%
National Fuel Gas Co., 5.200%, due 7/15/25	50,000	49,931

Natural Gas Transmission - 1.13%
Targa Resources Corp., 5.500%, 03/01/2030	250,000	252,583

Other Sectors - 0.23%
Conservation Fund, 3.474%, 12/15/29	55,000	50,449

Paper Mills - 2.23%
Georgia-Pacific, LLC., 7.250%, 06/01/28	300,000	325,703
Georgia-Pacific, LLC., 7.750%, 11/15/2029	150,000	171,066

		496,769

Personal Credit Institutions - 1.09%
Discover Financial Services Series D, 6.125%, to 6/23/25 (a) (b)	100,000	99,933
OneMain Finance Corp., 3.500%, due 1/15/27	150,000	144,104

		244,037

Retail-Department Store - 0.16%
Dillards, Inc., 7.750%, due 7/15/26	35,000	36,248

Retail-Drug Stores & Proprietary Stores - 1.34%
CVS Health Corp., 5.300%, 06/01/2033	300,000	297,707

Security Brokers, Dealers & Flotation Companies - 1.77%
Capital Southwest Corp., 3.375%, due 10/01/26	100,000	94,753
Jefferies Financial Group, Inc., 6.000%, 12/29/2028	150,000	149,678
Jeffries Financial Group, Inc. 6.500%, 10/31/29	150,000	150,398

		394,829

Services-Equipment Rental & Leasing - 1.08%
Air Lease Corp., 3.625%, due 12/01/27	100,000	96,773
United Rentals, Inc., 3.875%, due 11/15/27	150,000	144,827

		241,600

Services-General Medical & Surgical Hospitals - 1.18%
HCA Healthcare, Inc., 7.050%, due 12/01/27	250,000	263,795

Services - Miscellaneous Amusement & Recreation - 0.51%
Walt Disney Co., 6.750%, due 1/09/2038	100,000	114,674

Services-Prepackaged Software - 0.66%
VMWare, Inc., 3.900%, due 8/21/27	150,000	146,908

State Commercial Banks - 9.31%
Ally Financial, Inc. Series B, 4.700%, to 05/15/26	150,000	141,367
Deutsche Bank, 5.150%, 9/15/2034	250,000	243,976
Fifth Third Bancorp Series L, 4.500%, to 09/30/2025	150,000	147,818
First Citizens Bank, 6.125%, 03/09/28	350,000	362,743
Hilltop Holdings, Inc., 5.000%, 04/15/2025	100,000	98,500
Keycorp., 2.250%, 04/06/27	200,000	188,484
M&T Bank Corporation, 7.413%, 10/30/2029	250,000	269,703
Merchants Bancorp, 5.250, 10/01/2027	4,000	104,120
State Street Corp., 7.350%, 06/15/26	500,000	518,813
SVB Financial Group Trust	6,000	0

		2,075,523

Steel Works, Blast Furances & Rolling Mills (Coke Ovens) - 0.67%
Steel Dynamics, Inc., 5.00%, due 12/15/26	150,000	149,776

Telephone Communications - 1.84%
Pacific Bell, 7.125%, 03/15/26	400,000	409,094

Telephone Communications (No Radio Telephone) - 0.23%
Indiana Bell Tel Co., Inc., 7.300%, due 8/15/26	50,000	51,482

Wholesale-Groceries & Related Products - 0.72%
Sysco Corp., 6.500%, due 8/01/28	152,000	161,202

Total Corporate Bonds	(Cost $ 11,762,523)	11,394,033

Exchange-Traded Funds - 3.67% (3)

iShares 10+ Year Investment Grade Corporate Bond ETF	10,000	521,300
iShares 5-10 Year Investment Grade Corporate Bond ETF	5,000	263,650
iShares US Preferred Stock ETF	1,000	32,950

Total Exchange-Traded Funds	(Cost $ 809,693)	817,900

Real Estate Investment Trusts - 1.54% (3)

Boston Properties LP., 4.500%, 12/01/2028	250,000	244,867
Ready Capital Corp., 5.750%, due 2/15/26	4,000	98,400

Total Real Estate Investment Trusts	(Cost $ 344,775)	343,267

Corporate Bonds - 0.00% (5)

Plainfield Redevelopment Commission, 2.000%, due 2/01/2029	300,000	268,572
The Walt Disney Co., 7.700%, 10/30/2025	400,000	408,607

	(Cost $ 678,771)	677,179

Municipal Bonds - 12.52% (5)

Florida - 0.65%
North Miami Beach, FL, Water Revenue Series B, 2.311%, due 8/01/27	150,000	142,386

Georgia - 0.23%
Georgia Local Government, 4.750%, due 6/01/28	50,000	51,166
Georgia Qualified School Construction Bond Series F, 4.000%, 02/01/26	150,000	149,307

		200,473

Illinois - 0.61%
Illinois Build America Bond, 6.900%, due 3/01/2035	125,000	136,706
Illinois State Taxable Pension AGM CR, 5.100%, 06/01/2033	42,353	42,760

		179,467

Indiana - 3.46%
Beech Grove, IN Sch Bldg. Corp., 2.850%, due 7/05/25	140,000	139,066
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 5.900%, due 7/15/26	165,000	165,081
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	100,000	100,078
Gary Community School, 3.200%, due 7/15/29	50,000	48,176
Gary Community School, 3.500%, 1/15/33	25,000	23,483
Indiana State Housing & Community Development Authority, 4.984%, 7/1/2030	140,000	142,157
Schererville Income Econ Dev Revenue, 2.579%, 1/15/2030	150,000	133,070
Warsaw Industry Redevelopment District Tax Taxable Special Taxing District Series A, 4.750%, due 2/01/26	20,000	19,866

		770,976

Maryland - 0.46%
Baltimore MD, Brd of Sch Commissioners City Schs Revenue, 5.692%, due 12/15/25	100,000	101,426

Michigan - 0.78%
Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	177,500	172,931

Nebraska - 0.50%
Omaha NE Special Obligation Taxable Ref Riverfront, 6.400%, due 2/01/26	110,000	110,595

New York - 0.45%
New York St Dorm Auth Revenues, 5.289%, due 3/15/33	100,000	100,646

Ohio - 1.26%
Avon, OH, General Obligations Various Purpose Improvement Refunding Bonds, Series 2020, 0.955%, due 12/01/25	100,000	96,617
Bloom & Carroll Ohio Loc Sch Dist, 5.800%, due 12/01/25	60,000	60,746
Cleveland, OH Income Tax Revenue Build America Bonds, 6.060%, due 10/01/26	5,000	5,087
JobsOhio Beverage Sys Stwd Lien Liquor Profits Revenue Refunding Bonds, Series 2020A, 2.268%, due 01/01/28	125,000	117,588

		280,037

Oregon - 0.69%
Philomath, Oregon Sch District, 5.472%, due 6/15/27	150,000	153,537

Pennsylvania - 1.27%
East-Norriton-Plymouth-Whitpain Joint Sewer Authority, 1.832%, due 8/01/28	200,000	183,002
Pennsylvania Higher Educational Facs Authority Revenue, 3.000%, 6/15/25	100,000	99,186

		282,188
Texas - 0.68%
North Texas Tollway Authority, 8.410%, due 2/01/30	43,000	46,419
Somerset Hills Road Dist #4 Texas, 5.125%, due 8/15/34	105,000	105,486

		151,905

Washington - 12.52%
City of Bellevue, WA, 0.751%, 12/01/25	150,000	144,836

Total Municipal Bonds	(Cost $ 2,894,007)	2,791,402

US Government Treasury - 8.01%

U.S. Government Treasury Bill, 3.875%, due 03/31/2025	500,000	499,019
U.S. Government Treasury Bill, 3.875%, due 08/15/33	750,000	733,037
U.S. Government Treasury Bill, 4.625%, due 02/28/25	550,000	550,097

		1,782,152

Total US Government Treasury	(Cost $ 1,747,246)	1,782,152

Preferred Securities - 2.31%

Asset Management - 0.18%
B Riley Financial, Inc., 6.50%, due 09/30/26	3,000	40,200

National Commercial Banks - 1.66%
BAC Capital Trust XIII Series F, 6.071%, 03/15/43	100,000	80,888
Huntington Bancshares, Inc. Series G, 4.450%, to 10/15/2027	150,000	143,807
PNC Capital Trust C, 5.750%, due 06/01/2028	150,000	146,911

		371,605

State Commercial Banks - 0.47%
Medallion Bank Utah Series F, 8.000%, to 4/01/25 (a) (b)	4,000	103,990

Total Preferred Securities	(Cost $ 571,750)	515,795

Structured Note - 1.78% (5)
	Shares	Value
Security Brokers, Dealers & Flotation Companies - 1.77%
Goldman Sachs Group, Inc. Series MTN, 0.00%, Capped at 10% (4) (maturity date: 12/13/28)	100,000	81,031
Goldman Sachs Group, Inc., 0.00%, Capped at 10% (4) (maturity date: 11/13/28)	120,000	103,800
Morgan Stanley, Series MTN, 0.000%, due 8/19/28 Capped at 10% (4)	25,000	20,916
Morgan Stanley, Series MTN, 0.000%, due 8/30/28 Capped at 12% (4)	114,000	93,144

National Commercial Banks
Key Corp., 5.49386%, due 07/01/2028 (3-month US Libor + 0.74%)	100,000	95,782

		394,672

Total Structured Note	(Cost $ 428,305)	394,672

Money Market Registered Investment Companies - 14.92%

Federated Treasury Obligation Fund - Institutional Shares - 4.50% (4)	3,322,854	3,322,854

Total Money Market Registered Investment Companies	(Cost $ 3,322,854)	3,322,854

Total Investments - 98.87%	(Cost $ 22,559,924)	22,039,254

Other Assets Less Liabilities - 1.13%		250,994

Total Net Assets - 100.00%		22,290,248

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$4,487,463	$-
Level 2 - Other Significant Observable Inputs	17,551,791	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$22,039,254	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(3) Exchange Traded Funds.
(4) Variable rate security; the coupon rate shown represents the yield at November 29, 2024.

(5) All Corporate Bonds, Municipal Bonds and Structured Notes are categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

(a) Security converts to floating rate after the indicated fixed-rate coupon period.
(b) Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.